LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Balance at the beginning of the year	$ 9,672	$ 8,875
Net proceeds from software and equipment financing	4,399	4,010
Finance cost	650	834
Repayments of principal	(3,563)	(3,229)
Repayments of finance costs	(611)	(834)
Effects of movements in exchange rates	(53)	16
Balance at the end of the year	10,494	9,672
Statements of Financial Position Presentation
Current loans payable	4,128	3,578
Non-Current loans payable	6,366	6,094
Total	$ 10,494	$ 9,672